Delaware Life

Variable Account L

Financial Statements as of and for the Year Ended December 31, 2025 and

Report of Independent Registered Public Accounting Firm

DELAWARE LIFE VARIABLE ACCOUNT L

(A Separate Account of Delaware Life Insurance Company)

Index

December 31, 2025

Page(s)

Report of Independent Registered Public Accounting Firm	1-2

Financial Statements

Statement of Assets and Liabilities	3-4

Statement of Operations	5-6

Statements of Changes in Net Assets	7-9

Notes to the Financial Statements	10-17

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company and Contract Owners of Delaware Life Variable Account L:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the sub-accounts listed in the Appendix that comprise Delaware Life Variable Account L (the Sub-Accounts), as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2025, the results of their operations for the year then ended, and the changes in their net assets for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agents of the underlying mutual funds; when replies were not received from the transfer agents, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Delaware Life Insurance Company separate account investment companies since 2021.

Boston, Massachusetts

April 23, 2026

Appendix

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8)

MFS VIT Total Return Series Initial Class Sub-Account (M07)

MFS VIT II Global Governments Portfolio I Class Sub-Account (MC4)

MFS VIT II Government Securities Portfolio I Class Sub-Account (M96)

MFS VIT II High Yield Portfolio I Class Sub-Account (MA6)

MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6)

DELAWARE LIFE VARIABLE ACCOUNT L

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

		Assets
	Shares	Cost	Investments at Fair Value	Receivable from Sponsor	Total Assets	Net Assets
MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8)	5,483,514	$5,483,514	$5,483,514	$5,094	$5,488,608	$5,488,608
MFS VIT Total Return Series Initial Class Sub-Account (M07)	1,832,603	43,025,370	42,754,634	117,038	42,871,672	42,871,672
MFS VIT II Global Governments Portfolio I Class Sub-Account (MC4)	105,390	1,113,363	927,431	1,588	929,019	929,019
MFS VIT II Government Securities Portfolio I Class Sub-Account (M96)	775,047	9,413,305	8,386,003	72,409	8,458,412	8,458,412
MFS VIT II High Yield Portfolio I Class Sub-Account (MA6)	2,931,156	15,728,951	14,919,582	44,698	14,964,280	14,964,280
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6)	5,772,828	126,404,081	130,177,276	514,023	130,691,299	130,691,299

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT L

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

	Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets
MD8	341,914	$5,454,026	$34,582	$5,488,608
M07	2,051,499	42,587,393	284,279	42,871,672
MC4	58,180	918,864	10,155	929,019
M96	228,853	8,275,978	182,434	8,458,412
MA6	220,922	14,791,318	172,962	14,964,280
MD6	739,649	129,329,079	1,362,220	130,691,299

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT L

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2025

	MD8 Sub-Account	M07 Sub-Account	MC4 Sub-Account
Income:
Dividend income	$217,826	$1,178,684	$16,887
Expenses:
Mortality and expense risk charges and distribution charges	(72,985)	(542,221)	(12,633)

Net investment income (loss)	144,841	636,463	4,254

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	—	66,015	(59,877)
Realized gain distributions	—	3,142,994	—

Net realized gains (losses)	—	3,209,009	(59,877)

Net change in unrealized appreciation (depreciation)	—	238,623	110,288

Net realized and change in unrealized gains (losses)	—	3,447,632	50,411

Net increase (decrease) from operations	$144,841	$4,084,095	$54,665

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT L

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	M96 Sub-Account	MA6 Sub-Account	MD6 Sub-Account
Income:
Dividend income	$368,836	$1,003,701	$347,671
Expenses:
Mortality and expense risk charges and distribution charges	(113,071)	(194,083)	(1,650,156)

Net investment income (loss)	255,765	809,618	(1,302,485)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(342,064)	(221,134)	6,604,849
Realized gain distributions	—	—	18,327,255

Net realized gains (losses)	(342,064)	(221,134)	24,932,104

Net change in unrealized appreciation (depreciation)	572,847	470,330	(13,186,203)

Net realized and change in unrealized gains (losses)	230,783	249,196	11,745,901

Net increase (decrease) from operations	$486,548	$1,058,814	$10,443,416

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT L

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MD8 Sub-Account		M07 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$144,841	$205,998	636,463	$551,322
Net realized gains (losses)	—	—	3,209,009	2,602,649
Net change in unrealized appreciation (depreciation)	—	—	238,623	(227,688)

Increase (decrease) from operations	144,841	205,998	4,084,095	2,926,283

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	539,068	200,026	473,917	361,876
Transfers between Sub-Accounts (including the Fixed Account), net	297,686	125,282	(68,681)	591,478
Withdrawals, surrenders, annuitizations and contract charges	(1,241,789)	(1,240,244)	(6,082,840)	(6,530,176)

Net accumulation activity	(405,035)	(914,936)	(5,677,604)	(5,576,822)

Annuitization Activity:
Annuitizations	15,474	10,665	2,633	14,408
Annuity payments and contract charges	(8,023)	(5,147)	(59,405)	(48,386)
Adjustments to annuity reserves	1,319	59	27,171	20,849

Net annuitization activity	8,770	5,577	(29,601)	(13,129)

Net increase (decrease) from contract owner transactions	(396,265)	(909,359)	(5,707,205)	(5,589,951)

Total increase (decrease) in net assets	(251,424)	(703,361)	(1,623,110)	(2,663,668)
Net assets at beginning of year	5,740,032	6,443,393	44,494,782	47,158,450

Net assets at end of year	$5,488,608	$5,740,032	$42,871,672	$44,494,782

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT L

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MC4 Sub-Account		M96 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$4,254	$(14,886)	$255,765	$218,160
Net realized gains (losses)	(59,877)	(61,701)	(342,064)	(406,709)
Net change in unrealized appreciation (depreciation)	110,288	5,030	572,847	125,206

Increase (decrease) from operations	54,665	(71,557)	486,548	(63,343)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	6,963	618	95,359	119,363
Transfers between Sub-Accounts (including the Fixed Account), net	59	(57)	3,798	(117,036)
Withdrawals, surrenders, annuitizations and contract charges	(212,201)	(191,372)	(1,482,272)	(1,613,903)

Net accumulation activity	(205,179)	(190,811)	(1,383,115)	(1,611,576)

Annuitization Activity:
Annuitizations	—	—	34,723	99,320
Annuity payments and contract charges	(931)	(1,035)	(47,275)	(34,402)
Adjustments to annuity reserves	254	172	9,795	6,172

Net annuitization activity	(677)	(863)	(2,757)	71,090

Net increase (decrease) from contract owner transactions	(205,856)	(191,674)	(1,385,872)	(1,540,486)

Total increase (decrease) in net assets	(151,191)	(263,231)	(899,324)	(1,603,829)
Net assets at beginning of year	1,080,210	1,343,441	9,357,736	10,961,565

Net assets at end of year	$929,019	$1,080,210	$8,458,412	$9,357,736

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT L

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MA6 Sub-Account		MD6 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

Operations:
Net investment income (loss)	$809,618	$755,568	$(1,302,485)	$(1,335,734)
Net realized gains (losses)	(221,134)	(329,443)	24,932,104	19,990,542
Net change in unrealized appreciation (depreciation)	470,330	423,382	(13,186,203)	861,777

Increase (decrease) from operations	1,058,814	849,507	10,443,416	19,516,585

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	149,350	29,628	296,896	2,664,238
Transfers between Sub-Accounts (including the Fixed Account), net	832	7,100	(151,634)	(769,220)
Withdrawals, surrenders, annuitizations and contract charges	(1,805,677)	(1,694,881)	(13,951,635)	(19,293,606)

Net accumulation activity	(1,655,495)	(1,658,153)	(13,806,373)	(17,398,588)

Annuitization Activity:
Annuitizations	89,718	3,269	88,248	175,130
Annuity payments and contract charges	(28,406)	(22,488)	(5,845,834)	(1,067,002)
Adjustments to annuity reserves	6,985	(572)	(87,300)	47,334

Net annuitization activity	68,297	(19,791)	(5,844,886)	(844,538)

Net increase (decrease) from contract owner transactions	(1,587,198)	(1,677,944)	(19,651,259)	(18,243,126)

Total increase (decrease) in net assets	(528,384)	(828,438)	(9,207,843)	1,273,459
Net assets at beginning of year	15,492,664	16,321,101	139,899,142	138,625,683

Net assets at end of year	$14,964,280	$15,492,664	$130,691,299	$139,899,142

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT L

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

1. BUSINESS AND ORGANIZATION

Delaware Life Variable Account L (the “Variable Account”) is a separate account of Delaware Life Insurance Company (the “Sponsor”). The Variable Account was established on July 21, 1982, as a funding vehicle for the variable portion of the Compass 2 and Compass 3 contracts (the “Contracts”) issued by the Sponsor. Until December 2, 2011 the Variable Account was registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a management separate account existing in accordance with the regulations of the Delaware Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”. Pursuant to a contract holder vote, after the close of business on December 2, 2011, the Variable Account was reorganized, in a tax-free exchange, into a unit investment trust, and all of the investment-related assets and liabilities of the management separate account (other than insurance obligations) were transferred to the MFS Variable Insurance Trust II.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

There were no Sub-Accounts held by the contract owners of the Variable Account that had name changes, were closed, merged into another Sub-Account or commenced operations during the current year.

There were no Sub-Accounts held by the contract owners of the Variable Account with commencement dates earlier than the past five years, but for which the first activity occurred within the last five years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2025. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

DELAWARE LIFE VARIABLE ACCOUNT L

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”. The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals

At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract. If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge.

If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested. Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

Annuitization

On the annuity commencement date, the contract’s accumulation account is canceled and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

Annuity Payments

The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contract, which are based on an assumed interest rate of 4% per year.

The number of units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

DELAWARE LIFE VARIABLE ACCOUNT L

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Contract Loans

Contract holders are permitted to borrow against the cash value of their accounts. The loan proceeds are deducted from the Variable Account and recorded in the Sponsor’s general account as an asset. Contract loan activity is reflected in Transfers between Sub-Accounts, net in the Statements of Changes in Net Assets.

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimates are fair value measurements of investments and the calculation of the reserve for variable annuities. Actual results could vary from the amounts derived from the Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2025 through the date the financial statements are issued, noting that there are no subsequent events requiring accounting adjustments or disclosure.

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures” (“Topic 820”), establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

DELAWARE LIFE VARIABLE ACCOUNT L

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

3. FAIR VALUE MEASUREMENTS (CONTINUED)

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2025, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2025. There were no transfers between levels during the year ended December 31, 2025.

4. RELATED-PARTY TRANSACTIONS

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks are based on the value of the Sub-Account and are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. As of December 31, 2025, the deduction is at an effective annual rate of 1.25 or 1.30% for Compass 2 based on the Sub-Account and 1.25% for Compass 3. These charges are reflected in the Statement of Operations as a component of “Mortality and expense changes and distribution charges”.

Distribution charges

Additionally, the Sponsor makes a deduction from the Sub-Account for a distribution expense risk charge equal to an effective annual rate of 0.15% of the daily net assets attributable to the Compass 3 contracts. This distribution expense charge is not deducted after the seventh contract anniversary. These charges are reflected in the Statement of Operations as a component of “Mortality and expense changes and distribution charges”.

Administration charges

Each year on the contract anniversary date an account administration fee (‘‘Account Fee’’) is deducted from the contract owner’s account to reimburse the Sponsor for certain administrative expenses equal to $25 for the Compass 2 contracts and $30 for the Compass 3 contracts. This amount is deducted pro-rata from all variable sub-accounts, based on the allocation of the Contract Value. The Account Fee is reported in the Statements of Changes in Net Assets as part of “Withdrawals, surrenders, annuitizations and contract charges” in the Accumulation Activity section or as part of “Annuity payments and contract charges” in the Annuitization Activity section.

DELAWARE LIFE VARIABLE ACCOUNT L

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

5. CONTRACT CHARGES (CONTINUED)

Surrender charges

The Sponsor does not deduct a sales charge from purchase payments. However, a surrender charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract if the contract holder requests a full withdrawal prior to reaching the pay-out phase. In no event shall the aggregate surrender charges exceed 6% of the purchase payments made under the contract. The surrender charge is reflected in the Statements of Changes in Net Assets as part of “Withdrawals, surrenders, annuitizations and contract charges”.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction at the annuity commencement date. However, the Sponsor reserves the right to deduct such taxes when incurred.

6. RESERVE FOR VARIABLE ANNUITIES

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and who chose the variable payout option. Annuity reserves for contracts with annuity commencement dates prior to January 1, 1987 are calculated using the 1971 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or between January 1, 1987 and December 31, 1998 are calculated using the 1983 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or between January 1, 1999 and December 31, 2014 are calculated using the Annuity 2000 Table. Annuity reserves for contracts with annuity commencement dates on or after January 1, 2015 are calculated using the 2012 Individual Annuitant Mortality Table. All annuity reserves are calculated using an assumed interest rate of 4% per year. The Individual Annuitant Mortality Tables utilized are subject to change in conjunction with changes in the tables currently adopted by the National Association of Insurance Commissioners. The mortality risk is fully borne by the Sponsor and may result in additional amounts being transferred into the variable annuity account by the Sponsor to cover greater longevity of annuities than expected. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

7. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025 were as follows:

	Purchases	Sales
MD8	$1,083,773	$1,337,412
M07	4,806,875	6,762,382
MC4	23,274	225,130
M96	573,865	1,705,402
MA6	1,205,422	1,987,432
MD6	19,133,682	21,798,522

DELAWARE LIFE VARIABLE ACCOUNT L

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2025 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
MD8	53,873	80,050	(26,177)
M07	35,235	323,084	(287,849)
MC4	308	13,246	(12,938)
M96	7,997	44,713	(36,716)
MA6	4,728	31,319	(26,591)
MD6	24,578	141,675	(117,097)

The changes in units outstanding for the year ended December 31, 2024 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
MD8	33,634	92,033	(58,399)
M07	65,208	365,474	(300,266)
MC4	335	12,120	(11,785)
M96	10,751	61,845	(51,094)
MA6	1,285	34,224	(32,939)
MD6	16,614	132,498	(115,884)

9. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

10. SEGMENT REPORTING

The Variable Account derives revenues from the variable portion of Compass 2 and Compass 3 products sold by the Sponsor. The Sponsor has identified its Chief Product Officer as the chief operating decision maker for overseeing the Variable Account’s Compass 2 and Compass 3 products and the performance of the Funds to evaluate the results of the business and make operational decisions. The Variable Account’s products constitute a single operating segment and therefore, a single reportable segment. The Variable Account is structured with a limited purpose by design and its sole purpose is to record and report the Funds’ activities and performance. Investment performance of the Funds may vary based on the Fund’s investment objectives specified in the fund prospectuses. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein. Refer to the Variable Account’s Statement of Operations for segment expenses for the year ended December 31, 2025 and the Statement of Assets and Liabilities for segment assets at December 31, 2025.

DELAWARE LIFE VARIABLE ACCOUNT L

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios (excluding expenses of the underlying mutual funds) and the total return, for each of the five years in the period ended December 31, is as follows:

		At December 31,					For the years ended December 31,
		Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MD8
	2025	341,914	$12.9469	to	$20.8657	$5,488,608	3.78%	1.25%	to	1.30%	2.58%	to	2.53%
	2024	368,091	12.6216	to	20.3515	5,740,032	4.74	1.25	to	1.30	3.55	to	3.50
	2023	426,490	12.1892	to	19.6641	6,443,393	4.47	1.25	to	1.30	3.30	to	3.25
	2022	465,338	11.7993	to	15.3244	6,821,494	1.16	1.25	to	1.40	(0.07)	to	(0.22)
	2021	491,354	11.8078	to	15.3585	7,079,265	—	1.25	to	1.40	(1.23)	to	(1.38)
M07
	2025	2,051,499	20.8408	to	20.4587	42,871,672	2.70	1.25	to	1.40	9.79	to	9.63
	2024	2,339,348	18.9821	to	18.6621	44,494,782	2.45	1.25	to	1.40	6.41	to	6.25
	2023	2,639,614	17.8385	to	17.5642	47,158,450	2.04	1.25	to	1.40	9.08	to	8.92
	2022	2,857,706	16.3530	to	16.1257	46,786,749	1.71	1.25	to	1.40	(10.70)	to	(10.83)
	2021	3,153,611	18.3117	to	18.0842	57,818,712	1.79	1.25	to	1.40	12.71	to	12.54
MC4
	2025	58,180	25.3979	to	14.5265	929,019	1.66	1.25			5.23
	2024	71,118	24.1365	to	13.8051	1,080,210	—	1.25			(5.73)
	2023	82,903	25.6033	to	14.6440	1,343,441	—	1.25			1.06
	2022	91,684	25.3340	to	14.4900	1,499,600	1.52	1.25			(18.25)
	2021	96,371	30.9908	to	17.7254	1,938,287	2.32	1.25			(8.57)
M96
	2025	228,853	20.4360	to	49.4384	8,458,412	4.18	1.25	to	1.30	5.67	to	5.62
	2024	265,569	19.3396	to	46.8090	9,357,736	3.50	1.25	to	1.30	(0.48)	to	(0.53)
	2023	316,663	19.4329	to	47.0582	10,961,565	1.49	1.25	to	1.30	2.86	to	2.81
	2022	356,918	18.8919	to	31.4073	12,104,524	2.05	1.25	to	1.40	(13.34)	to	(13.47)
	2021	409,696	21.7995	to	36.2954	15,845,071	2.18	1.25	to	1.40	(3.10)	to	(3.24)
MA6
	2025	220,922	33.8157	to	85.0955	14,964,280	6.64	1.25	to	1.30	7.30	to	7.25
	2024	247,513	31.5138	to	79.3421	15,492,664	6.07	1.25	to	1.30	5.59	to	5.54
	2023	280,452	29.8443	to	75.1762	16,321,101	5.66	1.25	to	1.30	11.02	to	10.97
	2022	305,642	26.8808	to	67.7449	16,168,745	5.56	1.25	to	1.30	(11.62)	to	(11.66)
	2021	332,378	30.4141	to	76.6873	19,903,604	4.92	1.25	to	1.30	2.21	to	2.16
MD6
	2025	739,649	91.4798	to	329.8444	130,691,299	0.27	1.25	to	1.30	8.54	to	8.49
	2024	856,746	84.2789	to	304.0307	139,899,142	0.34	1.25	to	1.30	14.82	to	14.76
	2023	972,630	73.4014	to	264.9233	138,625,683	0.30	1.25	to	1.30	22.48	to	22.42
	2022	1,049,739	59.9289	to	140.1675	123,919,290	0.10	1.25	to	1.40	(20.25)	to	(20.37)
	2021	1,138,847	75.1493	to	176.0300	170,024,686	0.24	1.25	to	1.40	24.42	to	24.23

DELAWARE LIFE VARIABLE ACCOUNT L

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS (CONTINUED)

[1]

Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, which are net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Sub-Accounts invest.

[2]

Ratio represents the contract expenses of the Sub-Account, consisting primarily of mortality and expense charges and distribution charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

[3]

Ratio represents the total return for the year indicated, including changes in the value of the underlying mutual fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented using the unit value of the beginning period that corresponds to the lowest or highest ending period unit value disclosed. The total returns are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts.

[4]

These unit values are not a direct calculation of net asset over the number of units allocated to the Sub-Account. The unit values are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts. Some unit values may be outside of the range due to timing of the related Sub-Account level’s commencement date. Unit values of product pricing levels with zero units during the period are excluded when determining the range.